REPO AND REVERSE REPO TRANSACTIONS	12 Months Ended
Dec. 31, 2019
REPO AND REVERSE REPO TRANSACTIONS
REPO AND REVERSE REPO TRANSACTIONS

9.    REPO AND REVERSE REPO TRANSACTIONS

The Group carries out repo transactions in which it performs the spot sale of a security with the related forward purchase thereof, thus substantially retaining all the risks and rewards associated with the instruments and recognizing them in "Financial Assets Pledged as Collateral" at year-end, as the provisions set out in point 3.4.2 (Derecognition of Assets) of IFRS 9 "Financial Instruments") are not met.

The residual values of assets transferred under repo transactions as of December 31, 2019 and 2018 are detailed below:

Repo Transactions:

Book Value
December 31, 2019	319,817
December 31, 2018	—